Employee Benefits - Summary of Employee Benefits (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Classes of employee benefits expense [abstract]
Wages and salaries	€ 17,466,491	€ 8,126,827	€ 20,437,747	€ 4,265,870		€ 1,903,661
Share-based payment plans expenses	20,545,883	1,036,053	2,455,215	2,784,969		559,609
Social Security	5,386,176	2,673,762	6,773,123	2,754,757		1,453,449
Total	€ 43,398,550	€ 11,836,642	€ 29,666,085	€ 9,805,596	[1]	€ 3,916,719	[1]

[1]	The amounts included in the consolidated statements of profit or loss and other comprehensive income for the year ended 31 December 2020 and 2019 have not been restated, with the exception of EPS, please see note 6.